FEDERATED STRATEGIC VALUE FUND
CLASS A SHARES
CLASS C SHARES
INSTITUTIONAL SHARES

FEDERATED MID CAP GROWTH STRATEGIES FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

FEDERATED MARKET OPPORTUNITY FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

FEDERATED KAUFMANN FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES

FEDERATED TECHNOLOGY FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

FEDERATED KAUFMANN SMALL CAP FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES

FEDERATED LARGE CAP GROWTH FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

FEDERATED CAPITAL APPRECIATION FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES
(Portfolios of Federated Equity Funds)



SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2005

In the Appendix, under the section entitled "Securities Lending Agent", please delete State Street Bank and Trust Company and replace it with Metropolitan West Securities, LLC. In addition, for Federated Kaufmann Fund and Federated Large Cap Growth Fund, please delete HSBC and replace it with Citigroup.

                                                              September 29, 2006





Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578
Cusip 314172560
Cusip 314172107
Cusip 314172206
Cusip 314172305
Cusip 314172743
Cusip 314172735
Cusip 314172727
Cusip 314172677
Cusip 314172669
Cusip 314172651
Cusip 314172644
Cusip 314172818
Cusip 314172792
Cusip 314172784
Cusip 314172636
Cusip 314172628
Cusip 314172610
Cusip 314172537
Cusip 314172842
Cusip 314172834
Cusip 314172826
Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594


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